Intangibles - Aggregate Amortization (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of detailed information about intangible assets [line items]
Aggregate amortization	$ 46,193
Within One Year [member]
Disclosure of detailed information about intangible assets [line items]
Aggregate amortization	2,770
Year Two [member]
Disclosure of detailed information about intangible assets [line items]
Aggregate amortization	2,770
Year Three [member]
Disclosure of detailed information about intangible assets [line items]
Aggregate amortization	2,770
Year Four [member]
Disclosure of detailed information about intangible assets [line items]
Aggregate amortization	2,770
Year Five [member]
Disclosure of detailed information about intangible assets [line items]
Aggregate amortization	2,768
Thereafter [member]
Disclosure of detailed information about intangible assets [line items]
Aggregate amortization	32,345
Port terminal operating rights [member]
Disclosure of detailed information about intangible assets [line items]
Aggregate amortization	37,320
Port terminal operating rights [member] | Within One Year [member]
Disclosure of detailed information about intangible assets [line items]
Aggregate amortization	995
Port terminal operating rights [member] | Year Two [member]
Disclosure of detailed information about intangible assets [line items]
Aggregate amortization	995
Port terminal operating rights [member] | Year Three [member]
Disclosure of detailed information about intangible assets [line items]
Aggregate amortization	995
Port terminal operating rights [member] | Year Four [member]
Disclosure of detailed information about intangible assets [line items]
Aggregate amortization	995
Port terminal operating rights [member] | Year Five [member]
Disclosure of detailed information about intangible assets [line items]
Aggregate amortization	995
Port terminal operating rights [member] | Thereafter [member]
Disclosure of detailed information about intangible assets [line items]
Aggregate amortization	32,345
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Aggregate amortization	8,873
Customer relationships [member] | Within One Year [member]
Disclosure of detailed information about intangible assets [line items]
Aggregate amortization	1,775
Customer relationships [member] | Year Two [member]
Disclosure of detailed information about intangible assets [line items]
Aggregate amortization	1,775
Customer relationships [member] | Year Three [member]
Disclosure of detailed information about intangible assets [line items]
Aggregate amortization	1,775
Customer relationships [member] | Year Four [member]
Disclosure of detailed information about intangible assets [line items]
Aggregate amortization	1,775
Customer relationships [member] | Year Five [member]
Disclosure of detailed information about intangible assets [line items]
Aggregate amortization	1,773
Customer relationships [member] | Thereafter [member]
Disclosure of detailed information about intangible assets [line items]
Aggregate amortization	$ 0